SUBSEQUENT EVENTS (Details) - C N H Industrial Finance Europe - Euro Medium Term Note - Medium-term Notes - Subsequent Event	Jul. 03, 2019 EUR (€)
Subsequent Event [Line Items]
Notes outstanding	€ 500,000,000
Fixed interest rate	1.625%
Debt instrument principal amount of issue price percentage	98.926%
Original borrowing capacity	€ 10,000,000,000